File No.
                                                            333-_______

                 As filed with the SEC on October 7, 2002
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-14
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    Pre-Effective Amendment No. __
                   Post-Effective Amendment No.  __
                     (Check appropriate box or boxes)

                          FEDERATED EQUITY FUNDS
            (Exact Name of Registrant as Specified in Charter)

                              1-800-341-7400
                     (Area Code and Telephone Number)
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

                                Copies to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, NW
                         Washington, DC 20037-1526
                              (202) 828-2218

         Approximate Date of Proposed Public Offering: As soon as
      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.


           It is proposed that this filing will become effective on November 6, 2002 pursuant to Rule 488.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                                                          1

                                RIGGS FUNDS
                        Riggs Large Cap Growth Fund


                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD DECEMBER 19, 2002


      TO SHAREHOLDERS OF RIGGS LARGE CAP GROWTH FUND, A PORTFOLIO OF RIGGS FUNDS (the "Riggs Funds"): A special meeting of the shareholders of Riggs Large Cap Growth Fund (the "Large Cap Growth Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on December 19, 2002, for the following purposes:

1.    To  approve  or   disapprove  a  proposed   Agreement   and  Plan  of
                 Reorganization pursuant to which Federated Growth Strategies Fund ("Growth Strategies Fund"), a portfolio of Federated Equity Funds (the "Federated Trust"), would acquire all of the assets of Large Cap Growth Fund in exchange for Class A Shares of Growth Strategies Fund to be distributed pro rata by Large Cap Growth Fund to its shareholders, in complete liquidation and termination of Large Cap Growth Fund; and

2.    To  transact  such other  business  as may  properly  come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed November 6, 2002 as the record date for determination of shareholders entitled to vote at the special meeting.

                                                By Order of the Board of
                                                Trustees,




                                                C. Grant Anderson
                                                Assistant Secretary


November 8, 2002


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YOU CAN  HELP  THE  TRUST  AVOID  THE  NECESSITY  AND  EXPENSE  OF  SENDING
FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
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                                                                          2

                        PROSPECTUS/PROXY STATEMENT

                             November 8, 2002

                       Acquisition of the assets of

                       RIGGS LARGE CAP GROWTH FUND,
                        a portfolio of Riggs Funds

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                       Telephone No: 1-800-934-3883

                 By and in exchange for Class A Shares of

                     FEDERATED GROWTH STRATEGIES FUND,
                   a portfolio of Federated Equity Funds

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                       Telephone No: 1-800-341-7400

      This Prospectus/Proxy Statement describes the proposal for Riggs Large Cap Growth Fund ("Large Cap Growth Fund") to transfer all of its assets to Federated Growth Strategies Fund ("Growth Strategies Fund"), in exchange for Class A Shares of Growth Strategies Fund (the "Reorganization"). Growth Strategies Fund's Class A Shares will be distributed pro rata by Large Cap Growth Fund to its shareholders in complete liquidation and dissolution of Large Cap Growth Fund. As a result of the Reorganization, each owner of shares of Large Cap Growth Fund will become the owner of Class A Shares of Growth Strategies Fund having a total net asset value equal to the total net asset value of his or her holdings in Large Cap Growth Fund on the date of the Reorganization (the "Closing Date").

      For a comparison of the investment policies of Large Cap Growth Fund and Growth Strategies Fund with which your Large Cap Growth Fund would be combined, see "Summary - Comparison of Investment Objectives, Policies, and Limitations." Information concerning Class A Shares of Growth Strategies Fund, as compared to shares of Large Cap Growth Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information About the Reorganization - Description of Growth Strategies Fund's Shares and Capitalization."

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about Growth Strategies Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the Prospectus of Growth Strategies Fund's Class A Shares dated December 31, 2001, which is incorporated herein by reference. A Statement of Additional Information for Growth Strategies Fund dated December 31, 2001 (related to Growth Strategies Fund's Class A Shares prospectus of the same date), a Prospectus and Statement of Additional Information for Large Cap Growth Fund dated June 30, 2002, and a Statement of Additional Information dated November 8, 2002 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Further information about Growth Strategies Fund's performance is contained in Growth Strategies Fund's Annual Report relating to Class A Shares for its fiscal year ended October 31, 2001, and the Semi-Annual Report relating to the period ended April 30, 2002, each of which is incorporated herein by reference. Further information about Large Cap Growth Fund's performance is contained in Large Cap Growth Fund's Annual Report relating to the period ended April 30, 2002, which is incorporated herein by reference. Copies of these materials and other information about Growth Strategies Fund and Large Cap Growth Fund may be obtained without charge by writing or by calling Growth Strategies Fund at the address and telephone number shown on this page.

                                                                          3


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      CLASS A SHARES OF GROWTH STRATEGIES FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. CLASS A SHARES OF GROWTH STRATEGIES FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN GROWTH STRATEGIES FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                                                          4

TABLE OF CONTENTS

                                                                  Page

 SUMMARY                                                                  5
   Reasons for the Proposed Reorganization
      5
   Comparison of Investment Objectives, Policies, and Limitations         5
   Comparison of Risks
              6
   Comparative Fee Tables
              7
   Comparison of Potential Risks and Rewards: Performance Information
9
   Advisory and Other Fees                                               12
   Purchases, Redemptions and Exchange Procedures; Dividends and
Distributions                                                            14


INFORMATION ABOUT THE REORGANIZATION                                     15
   Description of the Plan of Reorganization
15
   Description of Growth Strategies Fund's Class A Shares and
Capitalization                                                           16
   Federal Income Tax Consequences                                       16
   Reasons for the Reorganization                                        17
   Comparative Information on Shareholder Rights and Obligations         18

INFORMATION ABOUT GROWTH STRATEGIES FUND
AND LARGE CAP GROWTH FUND                                                19
   Class A Shares of Growth Strategies Fund
19
   Large Cap Growth Fund                                                 19

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING                     20
   Proxies, Quorum and Voting at the Special Meeting                     20
   Share Ownership of the Funds                                          21

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY             21

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)
 22

                                                                          5

                                  SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization (the "Plan") is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of Growth Strategies Fund's Class A Shares accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

        The Board of Trustees ("Board" or "Trustees") of Riggs Funds has voted to recommend to holders of shares of Large Cap Growth Fund the approval of the Plan whereby Growth Strategies Fund would acquire all of the assets of Large Cap Growth Fund in exchange for Growth Strategies Fund's Class A Shares to be distributed pro rata by Large Cap Growth Fund to its shareholders in complete liquidation and dissolution of Large Cap Growth Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of Large Cap Growth Fund will become the owner of Growth Strategies Fund's Class A Shares having a total net asset value equal to the total net asset value of his or her holdings in Large Cap Growth Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).

        The Board of Riggs Funds, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of Large Cap Growth Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Management of Large Cap Growth Fund believes that the shareholders of Large Cap Growth Fund would benefit from the larger asset base and anticipated economies of scale that are expected to result from the Reorganization.

        As a condition to the Reorganization, Growth Strategies Fund and Large Cap Growth Fund each will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by Growth Strategies Fund or Large Cap Growth Fund or by Large Cap Growth Fund's shareholders. The tax basis of the shares of Growth Strategies Fund received by Large Cap Growth Fund's shareholders will be the same as the tax basis of their shares in Large Cap Growth Fund.

 THE BOARD OF TRUSTEES OF RIGGS FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE
                    FOR APPROVAL OF THE REORGANIZATION.


Comparison of Investment Objectives, Policies, and Limitations

        The investment objectives of Growth Strategies Fund and Large Cap Growth Fund (together, the "Funds") are identical, in that both seek to provide capital appreciation.

        Growth Strategies Fund looks for stocks of companies with market capitalizations above $100 million that offer superior growth prospects, i.e., growth stocks. Growth stocks have the potential to increase their earnings faster than the rest of the market, carry a higher level of risk for the short-term, and are generally priced higher than the rest of the market, since the higher growth potential means paying a higher price in the market.

        Large Cap Growth Fund is also a growth fund, in that it invests primarily in growth stocks. In addition, Large Cap Growth Fund invests at least 80% of its assets in stocks of large capitalization companies (companies having market capitalizations in excess of $10 billion).

        The Funds differ in that from time-to-time Large Cap Growth Fund may invest a substantial portion of its securities in a small number of industry sectors (e.g., technology, capital goods, healthcare, etc.), or in a single industry sector, whereas Growth Strategies Fund limits that fund's exposure to each major sector in the S&P 500 Index, as a general matter, to not less than 50% nor more than 200% of the Index's allocation to that sector.
                                                                          6


Comparison of Risks

        The risks associated with Growth Strategies Fund and Large Cap Growth Fund are similar in that both Funds are subject to the general risk of stock market volatility, and both use the growth style of investing. Growth stocks typically are riskier investments than the rest of the market, since they often have higher price/earnings ratios and make little or no dividend payments to shareholders. Large Cap Growth Fund could, however, entail greater risk than Growth Strategies Fund, because Large Cap Growth Fund may from time-to-time invest a substantial portion of its assets in a small number of sectors (e.g., technology, capital goods, healthcare, etc.), or in a singe industry sector. As a result, Large Cap Growth Fund will be more susceptible to any economic, business, political, or other developments that generally affect the companies in those sectors. On the other hand, Growth Strategies Fund could entail greater risk than Large Cap Growth Fund, because of its ability to invest without limit in stocks of companies with market capitalizations as low as $100 million. The smaller the capitalization of a company, the less liquid is its stock and the more volatile is the price of its stock and (because these companies tend to have unproven track records), the greater is the likelihood that such company will fail. In addition, Growth Strategies Fund, unlike Large Cap Growth Fund, has, as a principal strategy, the ability to participate in initial public offerings without regard to the issuer's market capitalization.








































                                                                          7

Comparative Fee Tables

      The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by Large Cap Growth Fund and holders of Class A Shares of Growth Strategies Fund as of April 30, 2002 and October 31, 2001, respectively, and pro forma fees in respect of the Class A Shares of Growth Strategies Fund after giving effect to the Reorganization.

FEES AND EXPENSES of the Funds' Shares
This table describes the fees and expenses that you may pay if you buy and hold Shares of Large Cap Growth Fund and Growth Strategies Fund - Class A Shares.



Shareholder Fees                            Large        Growth
                                            Cap          Strategies    Pro Forma
                                                         Fund (Class   Combined
                                            Growth       A Shares)
                                                         ---------

                                            Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on      None         5.50%         5.50%
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)        2.00%        0.00%         0.00%
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other             None         None          None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of          None         None          None
amount redeemed, if applicable)
Exchange Fee                                None         None          None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as percentage of average net
assets)
Management Fee                              0.75% 2      0. 75%        0.75%
Distribution (12b-1) Fee                    0.25% 3      None          None
Shareholder Services Fee                    0.25%        0.25%         0.25%
Other Expenses                              0.41%        0.27%         0.27%
Total Annual Fund Operating Expenses        1.66%        1.27%         1.27%

--------------------------------------------
                                            ----------------------------------
1.Although not contractually obligated to
do so, the Funds' adviser and distributor
waived certain amounts. These are shown
below along with the net expenses Large
Cap Growth Fund and Growth Strategies
Fund's Class A Shares actually paid for
the fiscal year ended April 30, 2002 and    0.33%        0.00%         0.00%
October 31, 2001, respectively.


Total Waivers of Fund Expenses........................
============================================
Total Actual Annual Fund Operating
Expenses (after waivers)...............    1.33%        1.27%         1.27%
3.    The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by Large Cap Growth Fund (after the voluntary waiver) was 0.67% for the fiscal year ended April 30, 2002.

4.    The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by Large Cap Growth Fund (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.












                                                                          8


EXAMPLE
This Example assumes that you invest $10,000 in each respective Fund for the time periods indicated then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Fund's shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                            Large         Growth
                                            Cap Growth    Strategies   Pro
                                            Fund          Fund         Forma
                                                          (Class A     Combined
                                                          Shares)
1 Year
Expenses assuming redemption                       $369        $672        $672
Expenses assuming no redemption                    $169        $672        $672
3 years
Expenses assuming redemption                       $723        $931        $931
Expenses assuming no redemption                    $523        $931        $931
5 Years
Expenses assuming redemption                     $1,102      $1,209      $1,209
Expenses assuming no redemption                    $902      $1,209      $1,209
10 Years
Expenses assuming redemption                     $1,965      $2,000      $2,000
Expenses assuming no redemption                  $1,965      $2,000      $2,000

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                                                                          9


Comparison of Potential Risks and Rewards: Performance Information

.......The bar chart and tables below compare the potential risks and rewards of investing in Large Cap Growth Fund and the Class A Shares of Growth Strategies Fund.

      Keep in mind that past performance is no guarantee of future results.



Risk/Return Bar Chart


Federated Growth Strategies Fund

      The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


                     Risk /Return Bar Chart and Table


      The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund as of the calendar year-end for each of ten years.

      The `y' axis reflects the "% Total Return" beginning with -40% and increasing in increments of 20% up to 80%.

      The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with 1992. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1992 through 2001, The percentages noted are: 8.59%, 6.62%, -11.87%, 40.02%, 23.33%,
27.06%, 16.34%, 70.71%, -19.38% and -22.57%, respectively.


                                                                         10


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index and Lipper Growth Funds Index (LGFI), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

                                     1 Year          5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                  (26.82)%        8.28%        10.13%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions1 (26.82)%        6.27%        7.68%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions  (16.34)%        6.54%        7.61%
and Sale of Fund Shares1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LGFI                                 (17.98)%        8.52%        10.78%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500                              (11.88)%        10.70%       12.93%
--------------------------------------------------------------------------------

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.






                                                                         11


Risk/Return Bar Chart


Riggs Large Cap Growth Fund

      The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


                     Risk /Return Bar Chart and Table


      The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund as of the calendar year-end for each of two years.

      The `y' axis reflects the "% Total Return" beginning with 0% and decreasing in increments of -5% down to -50%.

      The `x' axis represents calculation periods for the last two calendar years of the Fund, beginning with 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2000 through 2001, The percentages noted are: -13.99% and -47.27%, respectively.

                                                                         12


Average Annual Total Return Table

The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2001)
                                       1 Year               Start of
Performance 1
--------------------------------------------------------------------------------
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                   (48.33)%          (30.75)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2 (48.33)%          (30.76)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sales of Fund Shares 2            (29.43)%          (23.57)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500                               (11.88)%          (8.78)%
--------------------------------------------------------------------------------

1 The Fund's start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



Advisory and Other Fees
        The annual investment advisory fee for both Growth Strategies Fund and Large Cap Growth Fund is 0.75% of the respective Fund's average daily net assets. Both the investment adviser to Growth Strategies Fund, Federated Investment Management Company ("FIMC"), and the investment adviser to Large Cap Growth Fund, Riggs Securities, Inc. ("RSI"), may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the respective Fund advised by FIMC or RSI. These voluntary waivers or reimbursements may be terminated by FIMC and RSI, respectively, at any time in each adviser's discretion.

        Federated Services Company ("FServ"), an affiliate of FIMC, provides certain administrative personnel and services necessary to operate Growth Strategies Fund. FServ provides these services at an annual rate based upon the average daily net assets advised by FIMC and its affiliates. The rate charged ranges from 0.150% to 0.075%. FServ's minimum annual administrative fee with respect to Growth Strategies Fund is $125,000 plus $30,000 for each additional class of shares. FServ may choose voluntarily to waive a portion of its fee. FServ and Riggs Bank, N.A., an affiliate of RSI, serve as co-administrators to Large Cap Growth Fund and provide certain administrative personnel and services necessary to operate Large Cap Growth Fund. The co-administrators provide these services at an annual rate based upon the average aggregate net assets of Riggs Funds. For FServ, the rate charged (which also includes compensation for certain transfer agency and fund accounting services provided by FServ), is based on a scale that ranges from 0.14% to 0.08% of the average daily net assets. For Riggs Bank, N.A., the rate charged is 0.02% of the average daily net assets of Riggs Funds. There is no minimum fee chargeable to Large Cap Growth Fund. FServ and Riggs Bank, N.A. may each voluntarily choose to waive a portion of its fee. The administrative fee expense for Growth Strategies Fund for its fiscal year ended October 31, 2001 was $960,003, or 0.08% of average daily net assets, and for Large Cap Growth Fund for its fiscal year ended April 30, 2002 was $42,543, or 0.16% of average daily net assets.


                                                                         13

        Growth Strategies Fund and Large Cap Growth Fund have each entered into a Shareholder Services Agreement under which it may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreements provide that Federated Shareholder Services Company ("FSSC"), an affiliate of FIMC, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers.

        Federated Securities Corp. ("FSC"), an affiliate of FIMC, is the principal distributor for shares of both Growth Strategies Fund and Large Cap Growth Fund. Large Cap Growth Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which such Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. Large Cap Growth Fund does not anticipate making or accruing payments under the Distribution Plan in the immediate future. Growth Strategies Fund does not have a Rule 12b-1 Plan in effect with respect to its Class A Shares and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of Class A Shares of Growth Strategies Fund pursuant to a plan of distribution adopted pursuant to Rule 12b-1.

        FSC and FSSC, from their own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to Growth Strategies Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by FIMC or its affiliates.

        The total annual operating expenses for Class A Shares of Growth Strategies Fund were 1.27% of average daily net assets (after waivers) for the fiscal year ended October 31, 2001. Without such waivers, the expense ratio of Class A Shares of Growth Strategies Fund would have been 1.27%, or higher by 0.00%, of average daily net assets. The total annual operating expenses for Large Cap Growth Fund were 1.33% of average daily net assets (after waivers) for the fiscal year ended April 30, 2002. Without such waivers, the expense ratio of Large Cap Growth Fund would have been 1.66%, or higher by 0.33%, of average daily net assets.


                                                                            14

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

        The transfer agent and dividend disbursing agent for the Funds is the same, FSSC. Procedures for the purchase, exchange, and redemption of Growth Strategies Fund shares are substantially identical to the procedures applicable to the purchase, exchange, and redemption of Large Cap Growth Fund shares. Reference is made to the Prospectus of Growth Strategies Fund and the Prospectus of Large Cap Growth Fund for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of Growth Strategies Fund and Large Cap Growth Fund shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to Growth Strategies Fund shares and Large Cap Growth Fund shares.

Minimum Investments

-------------------------------------------------------------------------------
Fund            Initial   Subsequent Retirement   Retirement    Systematic
                InvestmentInvestment Plan         Plan          Investment Plan
                Minimum   Minimum    Investment   Subsequent    Subsequent
                                     Minimum      Investment    Investment
                                                  Minimum       Minimum
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth          $1,500    $100       $250         $100          $50
Strategies Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Large Cap       $1,000    $100       $500         $50           $50
Growth Fund
-------------------------------------------------------------------------------

        Initial Investment Minimums of Growth Strategies Fund will be waived for purposes of the Reorganization.

        Purchases of shares of Growth Strategies Fund may be made through an investment professional, directly from the Fund or through an exchange from another Federated mutual fund. Purchases through investment professionals may be subject to higher or lower minimum investment requirements. Purchases of Large Cap Growth Fund may be made through Riggs Bank, N.A. for its trust customers, through RSI or through an exchange from Class R Shares of another Riggs Fund. Growth Strategies Fund and Large Cap Growth Fund reserve the right to reject any purchase request.

        The purchase price of Growth Strategies Fund's Class A Shares is based on net asset value, plus any applicable sales charges. However, shareholders of Large Cap Growth Fund will not be charged these sales charges in connection with the Reorganization. The purchase price of Large Cap Growth Fund is based on net asset value.

        Purchase orders are effected at the offering price next calculated after receipt of the order. The net asset value per share for each Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on each day on which the NYSE is open for business. The Funds also provide the following purchase options: by a Systematic Investment Program established with the Fund; and through a depository institution that is an automated clearing house (ACH) member. Additionally, each Fund can be purchased through a retirement account.

        Class A Shares of Growth Strategies Fund may be exchanged at net asset value for Class A Shares of certain other funds for which FIMC (or its affiliates) serves as adviser. Shares of Growth Strategies Fund may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the Fund if you purchased shares directly from the Fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes. Shares of Large Cap Growth Fund may be exchanged through RSI for Class R Shares of another Riggs Fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.

        Redemptions of Class A Shares of Growth Strategies Fund may be
made through an investment professional, by telephone or by mailing a written request. Shares of Growth Strategies Fund are redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the
                                                                         15

Fund computes its net asset value. (A contingent deferred sales charge
(CDSC) of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment of the transaction.) Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. Growth Strategies Fund offers the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

        Redemptions of Shares of Large Cap Growth Fund may be made through Riggs Bank, N.A. for its trust customers or through RSI by telephone or by mailing a written request. Shares of the Large Cap Growth Fund are redeemed at the net asset value next determined after the redemption request is received in proper form on each day that the Funds compute their net asset value, less a CDSC applicable to shares redeemed within five years of purchase equal to 2.00% on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. Large Cap Growth Fund offers the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

        Each Fund declares and pays dividends quarterly, and capital gain distributions, if any, at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.


                   INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization

               The following summary is qualified in its entirety by reference to the Plan found in Exhibit A. The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about _________, 2002. The Plan provides that all of the assets of Large Cap Growth Fund will be transferred to Growth Strategies Fund at 4:00 p.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, Growth Strategies Fund will simultaneously issue a number of full and fractional Class A Shares of Growth Strategies Fund to Large Cap Growth Fund equal in value to the aggregate net asset value of Large Cap Growth Fund calculated before at the time of the Reorganization.

      Following the transfer of assets in exchange for Class A Shares of Growth Strategies Fund, Large Cap Growth Fund will distribute all the Class A Shares of Growth Strategies Fund pro rata to its shareholders of record in complete liquidation. Shareholders of Large Cap Growth Fund owning shares at the time of the Reorganization will receive a number of Class A Shares of Growth Strategies Fund with the same aggregate value as the shareholder had in Large Cap Growth Fund. Such distribution will be accomplished by the establishment of accounts in the names of Large Cap Growth Fund's shareholders on the share records of Growth Strategies Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Class A Shares of Growth Strategies Fund due to the shareholders of Large Cap Growth Fund. Large Cap Growth Fund will then be terminated. Growth Strategies Fund does not issue share certificates to shareholders. Class A Shares of Growth Strategies Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by Large Cap Growth Fund's shareholders.

      The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to each Fund is conditioned upon, among other things: (i) approval of the Reorganization by Large Cap Growth Fund's shareholders;
(ii) the receipt by each Fund of a tax opinion to the effect that the Reorganization will be tax-free to Large Cap Growth Fund and its shareholders, and Growth Strategies Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the Board of Federated Equity Funds or Riggs Funds, as the case may be, determine that the Reorganization is not in the best interest of the shareholders of Growth Strategies Fund or Large Cap Growth Fund, respectively.
                                                                         16


      Costs of Reorganization. The expenses of the Reorganization will be paid by FIMC. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and
(g) other related administrative or operational costs.

Description of Growth Strategies Fund Class A Shares and Capitalization

      Class A Shares of Growth Strategies Fund to be issued to shareholders of Large Cap Growth Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of Growth Strategies Fund provided herewith for additional information about Class A Shares of Growth Strategies Fund.

      The following table shows the capitalization of Growth Strategies Fund's Class A Shares and Large Cap Growth Fund as of November 6, 2002, and on a pro forma basis as of that date:

               ----------------------------------------
                         Large     Growth    Growth
                         Cap       StrategiesStrategies
                          Growth     Fund    Fund
                          Shares   (Class A  (Class A
                                    Shares)   Shares)
                                             Pro
                                             Forma
                                             Combined
               ----------------------------------------
               ----------------------------------------
               Net
               Assets
               ----------------------------------------
               ----------------------------------------
               Net
               Asset
               Value
               Per Share
               ----------------------------------------
               ----------------------------------------
               Shares
               Outstanding
               ----------------------------------------

Federal Income Tax Consequences

      As a condition to the Reorganization, Large Cap Growth Fund and Growth Strategies Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(b) of the Code, and Large Cap Growth Fund and Growth Strategies Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by Growth Strategies Fund upon its receipt of Large Cap Growth Fund's assets in exchange for Growth Strategies Fund's Class A Shares;

o no gain or loss will be recognized by Large Cap Growth Fund upon transfer of its assets to Growth Strategies Fund in exchange for Growth Strategies Fund's Class A Shares or upon the distribution of Growth Strategies Fund's Class A Shares to Large Cap Growth Fund's shareholders in exchange for their Large Cap Growth Fund shares;

o no gain or loss will be recognized by shareholders of Large Cap Growth Fund upon exchange of their Large Cap Growth Fund shares for the Class A Shares of Growth Strategies Fund;

o the tax basis of the assets of Large Cap Growth Fund acquired by Growth Strategies Fund will be the same as the tax basis of such assets to Large Cap Growth Fund immediately prior to the Reorganization;

o the tax basis of the Class A Shares of Growth Strategies Fund received by each shareholder of Large Cap Growth Fund pursuant to the Reorganization will be the same as the tax basis of the shares of Large Cap Growth Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of Large Cap Growth Fund's assets in the hands of Growth Strategies Fund will include the period during which those assets were held by Large Cap Growth Fund; and

o the holding period of Growth Strategies Fund's Class A Shares received by each shareholder of Large Cap Growth Fund pursuant to the Plan will include the period during which the Large Cap Growth Fund shares exchanged therefor were held by such shareholder, provided the Large Cap Growth Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on Growth Strategies Fund, Large Cap Growth Fund or Large Cap Growth Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of Large Cap Growth Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Reasons for the Reorganization


      In April 2002, RSI, adviser to Large Cap Growth Fund, determined that the low asset level of Large Cap Growth Fund caused the long-term viability of Large Cap Growth Fund to be questionable and, accordingly, RSI proposed to FIMC, adviser to Growth Strategies Fund and, through its affiliate FSC, distributor for Large Cap Growth Fund, that FIMC consider a reorganization of Large Cap Growth Fund into Growth Strategies Fund.

      The Board met on August 23, 2002 to receive information concerning the Funds, to review this information and to consider the terms of the proposed Reorganization. After consultation with legal counsel, the Board, including the trustees who are not "interested person" (within the meaning of the 1940 Act), unanimously approved the Plan and recommended its approval by the shareholders of Large Cap Growth Fund. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of Large Cap Growth Fund and that the interests of the shareholders of Large Cap Growth Fund would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered a number of factors, including the following:

-     the terms and conditions of the Plan;

- the compatibility of the Fund's objectives, limitations, and policies;

- performance history of Large Cap Growth Fund and the Class A Shares of Growth Strategies Fund;

- historic expenses ratios of the Funds on a comparative basis and projected pro forma estimated expense ratios for Class A Shares of Growth Strategies Fund;

-     possible economies of scale to be gained from the Reorganization;

- the fact that the Reorganization is expected to be free from federal taxes; and

- the agreement by FIMC or its affiliates to bear all expenses of the Reorganization incurred by Large Cap Growth Fund.

 BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF
             LARGE CAP GROWTH FUND APPROVE THE REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations

        GENERAL. Both Growth Strategies Fund and Large Cap Growth Fund are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. Each of Federated Equity Funds and Riggs Funds is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Each of Federated Equity Funds and Riggs Funds is governed by its respective Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of Federated Equity Funds and shareholders of Riggs Funds as set forth in the applicable Declaration of Trust and Bylaws are substantially identical. Set forth below is a brief summary of the significant rights of shareholders of Federated Equity Funds and shareholders of Riggs Funds.

        SHARES OF GROWTH STRATEGIES FUND AND LARGE CAP GROWTH FUND. Growth Strategies Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Growth Strategies Fund is a separate series of Federated Equity Funds. The Board of Federated Equity Funds has established three classes of shares of Growth Strategies Fund, known as Class A Shares, Class B Shares and Class C Shares. Large Cap Growth Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Large Cap Growth Fund is a portfolio of Riggs Funds and has only one class of shares. Issued and outstanding shares of both of the Funds are fully paid and non-assessable, and freely transferable.

        VOTING RIGHTS. Neither Federated Equity Funds nor Riggs Funds is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. Both Federated Equity Funds and Riggs Funds require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of Federated Equity Funds or Riggs Funds, as the case may be, entitled to vote. Each share of Growth Strategies Fund and Large Cap Growth Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in Federated Equity Funds and Riggs Funds have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

        TRUSTEES. The Declarations of Trust for Federated Equity Funds and Riggs Funds each provide that the term of office of each Trustee shall be for the lifetime of the Federated Equity Funds and Riggs Funds, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of Federated Equity Funds or Riggs Funds may be removed by : (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

        LIABILITY OF TRUSTEES AND OFFICERS. Under the Declaration of Trust for Federated Equity Funds and Riggs Funds, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declarations of Trust for Federated Equity Funds and Riggs Funds each further provide that Trustees and officers will be indemnified by Federated Equity Funds or Riggs Funds, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

        SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of Federated Equity Funds may be held personally liable as partners under Massachusetts law for obligations of Federated Equity Funds on behalf of Growth Strategies Fund. To protect its shareholders, Federated Equity Funds has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of Federated Equity Funds. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that Federated Equity Funds or its Trustees enter into or sign.

        In the unlikely event a shareholder is held personally liable for Federated Equity Funds obligations on behalf of Growth Strategies Fund, Federated Equity Funds is required to use its property to protect or compensate the shareholder. On request, Federated Equity Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation on behalf of Federated Equity Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if Federated Equity Funds itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of Growth Strategies Fund.

        Shareholders of Large Cap Growth Fund have the same potential liability under Massachusetts law.

        TERMINATION. In the event of the termination of Federated Equity Funds or any portfolio of Federated Equity Funds or of the termination of Riggs Funds or any portfolio or class of Riggs Funds, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.



     INFORMATION ABOUT GROWTH STRATEGIES FUNDAND LARGE CAP GROWTH FUND

Class A Shares of Growth Strategies Fund

      Federated Equity Funds, on behalf of Growth Strategies Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by Federated Equity Funds, on behalf of Growth Strategies Fund, can be obtained by calling or writing Federated Equity Funds and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington, DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL 60604 and 233 Broadway, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by Federated Equity Funds, on behalf of Growth Strategies Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to Federated Equity Funds, Growth Strategies Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.


Large Cap Growth Fund


      Riggs Funds, on behalf of Large Cap Growth Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by Riggs Funds, on behalf of Large Cap Growth Fund, can be obtained by calling or writing Riggs Funds and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange at the addresses listed in the previous section, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

            ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      Proxies are being solicited by the Board of Riggs Funds, on behalf of its portfolio, Large Cap Growth Fund. The proxies will be voted at the special meeting of shareholders of Large Cap Growth Fund to be held on December 19, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FIMC. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of FIMC, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FIMC may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


      The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about November 19, 2002, to shareholders of record at the close of business on November 6, 2002 (the "Record Date").


      Annual and semi-annual reports of Growth Strategies Fund, which include audited financial statements for the fiscal year ended October 31, 2001 and unaudited financial statements for the period ended April 30, 2002, respectively; and the annual report of Large Cap Growth Fund, which includes audited financial statements for the fiscal year ended April 30, 2002, were previously mailed to shareholders. Riggs Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for Growth Strategies Fund and Large Cap Growth Fund. Requests for annual reports or semi-annual reports for Growth Strategies Fund and Large Cap Growth Fund may be made by writing to Federated Equity Funds' or Riggs Funds' principal executive offices or by calling Federated Equity Funds or Riggs Funds. The principal executive offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. Federated Equity Funds' toll-free telephone number is 1-800-341-7400, and Riggs Funds' toll-free telephone number is 1-800-934-3883.


Proxies, Quorum and Voting at the Special Meeting

        Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of Large Cap Growth Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Class A Shares of Growth Strategies Fund are not being solicited since their approval is not required in order to effect the Reorganization.

        The Reorganization must be approved by a majority of the outstanding shares of Large Cap Growth Fund on the record date. In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Special Meeting. On the proposal, broker non-votes will be considered to be abstentions on the vote regarding the proposal. Abstentions will have the same effect as a vote "against" the proposal.

        In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting, but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of shares that are represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to Large Cap Growth Fund by the presence in person or by proxy of the holders of one-half of the total number of outstanding shares of Large Cap Growth Fund entitled to vote at the Special Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum for the transaction of business.

Share Ownership of the Funds

Officers and Trustees of Riggs Funds own less than 1% of Large Cap Growth Fund's outstanding shares.


At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class R Shares of Large Cap Growth Fund:

[To be supplied]


Officers and Trustees of Federated Equity Funds own less than 1% of Growth Strategies Fund's outstanding Class A Shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Growth Strategies Fund:

[To be supplied]


       OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      Large Cap Growth Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Riggs Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of Large Cap Growth Fund.

---------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY
  CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF
                       MAILED IN THE UNITED STATES.
---------------------------------------------------------------------------

                                         By Order of the Board of Trustees,



                                                          C. Grant Anderson
                                                        Assistant Secretary
November 8, 2002

                                                                  EXHIBIT A
                    AGREEMENT AND PLAN OF REORGANIZATION


        AGREEMENT AND PLAN OF REORGANIZATION dated __________, 2002 (the "Agreement"), by and between Federated Equity Funds, a Massachusetts business trust, (the "Federated Trust"), on behalf of its portfolio, Federated Growth Strategies Fund ("Acquiring Fund"); and Riggs Funds, a Massachusetts business trust, ("Riggs Funds"), on behalf of its portfolio, Riggs Large Cap Growth Fund (the "Acquired Fund").

        This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A Shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

        WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Federated Trust and Riggs Funds, respectively; the Federated Trust and Riggs Funds are each a registered open-end management investment company and the Acquired Fund owns securities in which the Acquiring Fund is permitted to invest;

        WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

        WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), of the Federated Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

        WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act), of Riggs Funds has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

        NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

        1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Acquired Fund, including all securities and cash, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3. Such transaction shall take place at the Closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the stock record books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

        1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

         1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all necessary documents to transfer to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of currency and immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

        1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

        1.5 As soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph
1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

        1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

        1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

        1.8 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates, with respect to liquidation and termination of the Acquired Fund, on which the Acquired Fund is liquidated and terminated.

        2.      VALUATION

        2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

        2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

        2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.

        2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.


      3.               CLOSING AND CLOSING DATE

        3.1 The Closing Date shall be _________, 2002 or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 4:00 p.m. (Eastern time) at the offices of Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other time and/or place as the parties may mutually agree.

        3.2 If on the Valuation Date (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

        3.3 Federated Services Company, as transfer agent for each of the Acquired Fund and Acquiring Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

        4.      REPRESENTATIONS AND WARRANTIES

        4.1 Riggs Funds, with respect to the Acquired Fund, represents and warrants as follows:

                (a) Riggs Funds is a business truly duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out this Agreement.

                (b) Riggs Funds is registered under the 1940 Act, as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                (c) Riggs Funds is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.

                (d) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.

                (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                (g) The Statements of Assets and Liabilities of the Acquired Fund at April 30, 2002 and 2001 have been audited by KPMG LLP and Arthur Andersen LLP, respectively, independent accountants. Such audited statements, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

                (h) Since April 30, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.

                (i) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (j) For each fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                (k) All Acquired Funds Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the Acquired Fund Shares will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

                (l) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trustees of the Riggs Funds, and subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (n) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material factor or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                (o) Federated Investment Management Company has agreed to assume the expense of the Reorganization including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquiring Fund Shareholders and the costs of holding the Special Meeting of Shareholders.

        4.2 The Federated Trust, with respect to the Acquiring Fund, represents and warrants as follows:

                (a) The Federated Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement.

                (b) The Federated Trust is registered under the 1940 Act as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                (d) The Federated Trust is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                (f) The Statements of Assets and Liabilities of the Acquiring Fund at October 31, 2001 and 2000, have been audited by Deloitte & Touche LLP, independent auditors. Such audited statements, together with the unaudited Statement of Assets and Liabilities of the Acquiring Fund at April 30, 2002, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

                (g) Since April 30, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquired Fund.

                (h) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.

                (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                (j) All Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other right to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Federated Trust's Trustees, and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (l) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring
Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                (m) Federated Investment Management Company has agreed to assume the expenses of the Reorganization including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund shareholders and the costs of holding the Special Meeting of Shareholders.


        5.      COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

        5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

        5.2 Riggs Funds will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

        5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for Federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Fund's President and its Treasurer.

        5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange act of 1934, as amended, and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

        5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

        5.7 On or before the Valuation Date, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date on or before the Valuation Date, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under
Section 103(a) of the Code over its deduction disallowed under Section
265 and 171(a)(2) of the Code for all taxable years ending on or before the Closing Date and all of its net capital
                                                                         28

gain realized (after reduction for any capital loss carryforward) if any, in all taxable years ending on or before the Closing Date.


        6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

        6.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

        6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.

        6.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

        7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

                The obligations of the Acquired Fund to consummate the transactions provided herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

        7.1 All representations and warranties of Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

        7.2 The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

        8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

                If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

        8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Riggs Funds' Declaration of Trust.

                           29

        8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

        8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        8.5 The Trust shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for Federal income tax purposes:

        (a) The transfer of all of the Acquired Fund assets in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization;
(g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided the Acquired Fund Shares were held as capital assets on the date of the Reorganization).

        9.      TERMINATION OF AGREEMENT.

        9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Federated Trust or Riggs Funds at any time prior to the Closing Date if circumstances should develop that, in the opinion of either of the parties' Board of Trustees, make proceeding with the Agreement inadvisable.

        9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this
Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees, officers or shareholders of the Federated Trust or Riggs Funds, in respect of this Agreement.

        10.     WAIVER.

                At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Trustees of the Federated Trust or Riggs Funds, if, in the judgment of either, such waiver will not have a

                                                                         30

material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.


        11.     MISCELLANEOUS.

                11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

                11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

                11.3 This Agreement shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws.

                11.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original.

                11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                11.6 The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust of the Federated Trust and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Federated Trust or any of them.

                11.7 The Acquiring Fund is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust of the Riggs Funds and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the trustees, officers, employees or agents of Riggs Funds or any of them.

                                                                         31

IN WITNESS WHEREOF, each of the Acquired Funds and the Acquiring Fund has caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                                       Acquired Fund:

                                       RIGGS FUNDS
                                       on behalf of its Portfolio,
                                       RIGGS LARGE CAP GROWTH FUND
Attest:

C. Grant Anderson                             By:
---------------------------------------        ------------------------------
        Assistant Secretary
                                       Name:
                                              -------------------------------

                                       Title:
                                              -------------------------------

                                       Acquiring Fund:

                                       FEDERATED EQUITY FUNDS
                                       on behalf of its Portfolio,
                                       FEDERATED GROWTH STRATEGIES FUND

Attest:

G. Andrew Bonnewell                           By:
---------------------------------------          ------------------------------
        Assistant Secretary
                                       Name:
                                              -------------------------------

                                       Title:
                                              -------------------------------




                                                                         32

                    STATEMENT OF ADDITIONAL INFORMATION
                             November 8, 2002


                       Acquisition of the assets of

                       RIGGS LARGE CAP GROWTH FUND,
                        a portfolio of Riggs Funds

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                       Telephone No: 1-800-934-3883

                     By and in exchange for Shares of

                     FEDERATED GROWTH STRATEGIES FUND,
                   a portfolio of Federated Equity Funds

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                       Telephone No: 1-800-341-7400


      This Statement of Additional Information dated November 8, 2002, is not a prospectus. A Prospectus/Proxy Statement dated November 8, 2002, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Growth Strategies Fund, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                                                         33

                             TABLE OF CONTENTS


1. Statement of Additional Information of Federated Growth Strategies Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

2. Statement of Additional Information of Riggs Large Cap Growth Fund, a portfolio of Riggs Funds, dated June 30, 2002.

3. Audited Financial Statements of Federated Growth Strategies Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.

4. Audited Financial Statements of Riggs Large Cap Growth Fund, a portfolio of Riggs Funds, dated April 30, 2002.

5. Unaudited Financial Statements of Federated Growth Strategies Fund, a portfolio of Federated Equity Funds, dated April 30, 2002.

6. Unauditied Financial Statements of Riggs Large Cap Growth Fund, a portfolio of Riggs Funds, dated October 31, 2001.

Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are not prepared because the net asset value of the company being acquired does not exceed ten percent of the Federated Equity Fund's net asset value, measured as of October 7, 2002.

                                                                         34

                   INFORMATION INCORPORATED BY REFERENCE


      The Statement of Additional Information of Federated Growth Strategies Fund ("Growth Strategies Fund"), a portfolio of Federated Equity Funds (the "Federated Trust"), is incorporated by reference to the Federated Trust's Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A (File No. 2-91090), which was filed with the Securities and Exchange Commission on or about December 27, 2001. A copy may be obtained from the Fund at 1-800-341-7400.

      The Statement of Additional Information of Riggs Large Cap Growth Fund ("Large Cap Growth Fund"), a portfolio of Riggs Funds, is incorporated by reference to Riggs Funds' Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A (File No. 33-40428), which was filed with the Securities and Exchange Commission on or about June 25, 2002. A copy may be obtained from Riggs Funds Shareholder Services at 1-800-934-3883.

      The audited financial statements of Growth Strategies Fund, dated October 31, 2001, are incorporated by reference to the Annual Report to shareholders of Growth Strategies Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 27, 2001.

      The audited financial statements of Large Cap Growth Fund, dated April 30, 2002, are incorporated by reference to the Annual Report to shareholders of Large Cap Growth Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 24, 2002.

      The unaudited financial Statements of Growth Strategies Fund, dated April 30, 2002 are incorporated by reference to the Semi-Annual Report to shareholders of Growth Strategies Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 24, 2002.

      The unaudited financial statements of Large Cap Growth Fund, dated October 31, 2001, are incorporated by reference to the Semi-Annual Report to shareholders of Large Cap Growth Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 20, 2002.






                                                                         35

                                RIGGS FUNDS
                        Riggs Large Cap Growth Fund




Investment Adviser
RIGGS SECURITIES, INC.
808 17th Street, N.W.
Washington, DC  20006-3950

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED ADMINISTRATIVE SERVICES
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




                                                                         36

PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Equity Funds (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking;
(ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits



1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)
1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)

                                                                         37

2.   Copy of Amended and Restated Bylaws of the Registrant; (12)
2.1  Copy of Amendment No. 5 of the Bylaws of the Registrant; (18)
2.2  Copy of Amendment No. 6 of the Bylaws of the Registrant; (18)
2.3  Copy of Amendment No. 7 of the Bylaws of the Registrant; (18)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration
      Statement*

5. Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)
5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)
5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)
5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)
6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibits A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively; (10)
6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund); (14)
6.3 Conformed copies of Exhibits D and E to the Investment Advisory Contract for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively; (19)
6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund; (20)
6.5 Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufman Fund; (23)
6.6 Conformed copy of Exhibit H to the Investment Advisory Contract for Federated Large Cap Tech Fund; (23)
6.7 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunities Fund; (23)
6.8 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)
6.9 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
6.10 Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
6.11 Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
6.12 Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
6.13 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
6.14 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund; (22)
6.15 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
6.16 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated September 1, 2001; (23)

7.   Conformed copy of Distributor's Contract of the Registrant; (10)
7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)
7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)
7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)
7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (10)
7.5 Conformed copy of Distributor's Contract (Class B Shares) of the Registrant; (16)

                                                                         38

7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)
7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (19)
7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)
7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Federated Market Opportunity Fund, (Class A and C Shares); (22)
7.10 Conformed copy of Exhibit U to the Distributor's Contract for Federated Kaufman Fund, (Class K Shares); (23)
7.11 Conformed copies of Exhibits V and W to the Distributor's Contract for Federated Kaufman Fund & Large Cap Tech Fund, (Class A and C Shares); (22)
7.12 Conformed copy of Amendment to Distributor's Contract of the Registrant; (23)

8.   Not Applicable    ;

9.   Conformed copy of Custodian Agreement of the Registrant; (6)
9.1   Conformed copy of Custodian Fee Schedule; (1)

10.  Conformed copy of Distribution Plan of the Registrant; (10)
      10.1 Conformed copies of Exhibit A and C of Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)
10.2  Conformed copies of Exhibit B and C of Distribution Plan; (13)
10.3 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)
10.4 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)
10.5 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth Fund (Class A and C Shares); (14)
10.6  Conformed copy of Amendment to Distribution Contract (Class B
     Shares); (23)
10.7  Conformed copies of Exhibits L, M, N and O to the Distribution Plan;
     (19)
10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares); (20)
10.9 Conformed copy of Exhibit B to the Distribution Plan for Federated Small Cap Strategies Fund, (Class B Shares); (22)
10.10 Conformed copy of Exhibit D to the Distribution Plan for Federated Growth Strategies Fund, (Class B Shares); (22)
10.11 Conformed copy of Exhibit G to the Distribution Plan for Federated Capital Appreciation Fund, (Class B Shares); (22)
10.12 Conformed copy of Exhibit J to the Distribution Plan for Federated Aggressive Growth, (Class B Shares); (22)
10.13 Conformed copies of Exhibit R and S to the Distribution Plan for Federated Market Opportunity Fund, (Class A and C Shares); (22)
10.14 Conformed copy of Exhibit T to the Distribution Plan for Federated Kaufman Fund, (Class K Shares); (22)
10.15 Conformed copies of Exhibits U and V to the Distribution Plan for Federated Kaufman Fund and Federated Large Cap Tech Fund; (22)
10.16 Copy of Schedule A to the Distribution Plan; (19)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; *

12. Opinion regarding tax consequences of Reorganization; (Definitive copy to be filed by Amendment)

13. Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (17)
13.1       Conformed copy of Amendment to the Agreement for Fund
   Accounting Services, Administrative Services,
              Transfer Agency Services and Custody Services Procurement;
(23)
13.2 Conformed copy of Amended and Restated Shareholder Services
      Agreement; (15)
13.3 Conformed copy of Principal Shareholder Service's Agreement (Class B Shares); (16)
13.4 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)
                                                                         39

13.5 Conformed copy of Shareholder Services Agreement (Class B Shares);
      (16)
13.6 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)

14. Conformed copy of Consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP; *
14.1 Conformed copy of Consent of Independent Auditors of Riggs Funds,
      KPMG LLP; *

15.  Not Applicable;

16.  Conformed copy of Power of Attorney of the Registrant; (17)

17.  Form of Proxy; *


---------------------------------------------------------------------------
*    Filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed December 30, 1996. (File Nos. 2-91090 and 811-4017)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-91090 and 811-4017)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)


40


Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                                                         41

                                SIGNATURES

    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on October 7, 2002.

                                  ............ Riggs Funds


                                                By: /s/ G. Andrew Bonnewell
                                                    -----------------------
                                                G. Andrew Bonnewell
                                                   Assistant Secretary
                                                 Attorney in Fact for John
                                                F. Donahue
                                                   October 7, 2002


    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ G. Andrew Bonnewell       Attorney In Fact          October 7, 2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee


J. Christopher Donahue*           President and Trustee
                                  (Chief Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Maden*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney





KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholders of Riggs Large Cap Growth Fund ("Large Cap Growth Fund"), a portfolio of Riggs Funds (the "Trust"), hereby appoint C. Grant Anderson, Amy M. Bredl, Maureen Ferguson, Ann M. Scanlon and William Haas or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of Large Cap Growth Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders (the "Special Meeting") to be held on December 19, 2002, at 5800 Corporate Drive, Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL.

PROPOSAL: To approve or disapprove of a proposed agreement and plan or reorganization pursuant to which Federated Growth Strategies Fund ("Growth Strategies Fund") a portfolio of Federated Equity Funds (the "Federated Trust"), would acquire all of the assets of Large Cap Growth Fund in exchange for Class A Shares of Growth Strategies Fund to be distributed pro rata by Large Cap Growth Fund to its shareholders, in complete liquidation and termination of Large Cap Growth Fund.



FOR               [   ]

AGAINST           [   ]
ABSTAIN           [   ]



                                                YOUR VOTE IS IMPORTANT

                        Please complete, sign and return this card as soon as possible.



                                                Dated


                                                Signature



Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.
You may also vote your shares by touchtone phone by calling 1-800-690-6903, or through the Internet at www.proxyvote.com.